Average Annual Total Returns (Invesco V.I. Capital Appreciation Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell 1000 Growth Index
Average Annual Total Returns
Label	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Lipper VUF Multi-Cap Growth Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Multi-Cap Growth Funds Category Average
1 Year	19.45%
5 Years	4.16%
10 Years	1.18%
Series I shares, Invesco V.I. Capital Appreciation Fund
Average Annual Total Returns
Label	Series I shares: Inception (05/05/93)
Inception Date	May 05, 1993
1 Year	15.49%
5 Years	(0.86%)
10 Years	(1.78%)